Unaudited Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 4,005,089	$ 5,787,110	$ 9,724,248	$ 6,674,940	$ 15,194,949
Trade and other receivables	237,782	294,057		312,802
Current portion of related party receivable, net of discount		63,938		58,784
Prepaid expenses	295,406	363,288		402,273
Total current assets	4,538,277	6,508,393		12,448,799
Property and equipment, net	75,668	90,311		172,886
Patents, net	738,404	763,543		883,462
Related party receivable, net of discount and current portion		298,238		365,456
Other assets	53,354	23,965		13,853
Total assets	5,405,703	7,684,450		13,884,456
CURRENT LIABILITIES
Accounts payable and accrued expenses	1,083,143	832,564		875,065
Other current liabilities	126,930	218,602		220,879
Total current liabilities	1,210,073	1,051,166		1,514,569
Warrant liabilities, at fair value	923,849	583,734		3,852,882
Total liabilities	2,133,922	1,634,900		5,369,327
Commitments and contingencies (Note 5)
STOCKHOLDERS' EQUITY
Preferred stock, 7,000,000 shares authorized, $0.01 par value; 1,000,000 shares issued and outstanding at both March 31, 2019 and December 31, 2018	10,000	10,000		10,000
Common stock, $0.01 par value; 300,000,000 shares authorized, 18,205,060 shares issued and outstanding at both March 31, 2019 and December 31, 2018.	182,051	182,051		151,600
Additional paid-in capital	219,819,771	219,481,805		217,050,174
Accumulated other comprehensive income	(2,156)	(413)		2,631
Accumulated deficit	(216,737,885)	(213,623,893)		(208,699,276)
Total stockholders' equity	3,271,781	6,049,550	$ 6,607,111	8,515,129	$ 11,330,778
Total liabilities and stockholders' equity	$ 5,405,703	$ 7,684,450		$ 13,884,456